UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-07264
Investment Company Act File Number
Greater China Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
August 31
Date of Fiscal Year End
May 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Greater China Growth Portfolio
May 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
China — 54.5%
Automobiles — 0.5%
Dongfeng Motor Group Co., Ltd., Class H	656,000	$1,160,861

		$1,160,861

Commercial Banks — 8.3%
China Construction Bank Corp., Class H	8,073,110	$7,625,817
Chongqing Rural Commercial Bank Co., Ltd., Class H(1)	4,251,000	3,026,777
Industrial & Commercial Bank of China, Ltd., Class H(1)	9,694,000	8,170,280

		$18,822,874

Communications Equipment — 2.0%
AAC Acoustic Technologies Holdings, Inc.	904,000	$2,339,035
ZTE Corp., Class H	606,720	2,155,065

		$4,494,100

Computers & Peripherals — 1.4%
Lenovo Group, Ltd.	5,552,000	$3,245,656

		$3,245,656

Construction Materials — 2.3%
Anhui Conch Cement Co., Ltd., Class H	1,197,000	$5,331,043

		$5,331,043

Diversified Consumer Services — 1.0%
New Oriental Education & Technology Group Inc. ADR(1)	19,200	$2,223,744

		$2,223,744

Diversified Telecommunication Services — 1.9%
China Unicom (Hong Kong), Ltd.	1,140,000	$2,541,485
CITIC Telecom International Holdings, Ltd.	6,781,000	1,840,982

		$4,382,467

Electronic Equipment, Instruments & Components — 1.2%
Digital China Holdings, Ltd.	1,487,000	$2,835,676

		$2,835,676

Energy Equipment & Services — 2.1%
China Oilfield Services, Ltd., Class H(1)	2,360,000	$4,683,660

		$4,683,660

Food Products — 2.8%
China Yurun Food Group, Ltd.	801,000	$2,612,113
Uni-President China Holdings, Ltd.	2,779,000	2,001,905
Want Want China Holdings, Ltd.	1,828,000	1,761,737

		$6,375,755

Health Care Equipment & Supplies — 1.0%
China Kanghui Holdings, Inc. ADR(1)	93,300	$2,214,009

		$2,214,009

Hotels, Restaurants & Leisure — 1.4%
Home Inns & Hotels Management, Inc. ADR(1)	55,300	$2,260,111
MGM China Holdings, Ltd.(1)	442,800	882,180

		$3,142,291

Security	Shares	Value
Household Durables — 1.4%
Skyworth Digital Holdings, Ltd.	4,926,520	$3,184,120

		$3,184,120

Insurance — 3.9%
PICC Property & Casualty Co., Ltd., Class H(1)	1,546,000	$2,226,342
Ping An Insurance (Group) Co. of China, Ltd., Class H	625,000	6,712,638

		$8,938,980

Internet Software & Services — 4.0%
Baidu, Inc. ADR(1)	23,900	$3,243,469
Tencent Holdings, Ltd.	200,800	5,791,860

		$9,035,329

Machinery — 2.9%
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd., Class H(1)	1,330,400	$3,137,613
Sany Heavy Equipment International Holdings Co., Ltd.	2,910,000	3,467,210

		$6,604,823

Media — 1.7%
Focus Media Holding, Ltd. ADR(1)	123,300	$3,853,125

		$3,853,125

Metals & Mining — 1.0%
Zhaojin Mining Industry Co., Ltd., Class H	968,000	$2,216,205

		$2,216,205

Oil, Gas & Consumable Fuels — 7.0%
China Shenhua Energy Co., Ltd., Class H	644,000	$3,215,524
CNOOC, Ltd.	4,599,000	11,534,872
Kunlun Energy Co., Ltd.	652,000	1,139,441

		$15,889,837

Real Estate Management & Development — 1.7%
Longfor Properties Co., Ltd.	2,415,000	$3,805,271

		$3,805,271

Specialty Retail — 3.0%
Belle International Holdings, Ltd.	2,568,000	$5,430,032
China ZhengTong Auto Services Holdings, Ltd.(1)	1,128,500	1,301,310

		$6,731,342

Wireless Telecommunication Services — 2.0%
China Mobile, Ltd.	511,000	$4,680,689

		$4,680,689

Total China (identified cost $100,886,969)		$123,851,857

Hong Kong — 20.6%

Chemicals — 1.0%
Huabao International Holdings, Ltd.	1,570,000	$2,216,513

		$2,216,513

Commercial Banks — 3.0%
BOC Hong Kong (Holdings), Ltd.	1,479,500	$4,556,764
Hang Seng Bank, Ltd.	146,200	2,340,207

		$6,896,971

Distributors — 1.5%
Li & Fung, Ltd.(1)	1,476,000	$3,306,000

		$3,306,000

Security	Shares	Value
Diversified Financial Services — 1.7%
Hong Kong Exchanges and Clearing, Ltd.	177,000	$3,960,468

		$3,960,468

Electric Utilities — 1.1%
Power Assets Holdings, Ltd.	349,000	$2,486,191

		$2,486,191

Industrial Conglomerates — 1.5%
Hutchison Whampoa, Ltd.	300,000	$3,474,959

		$3,474,959

Insurance — 1.8%
AIA Group, Ltd.(1)	1,129,800	$3,991,773

		$3,991,773

Marine — 0.9%
Orient Overseas (International), Ltd.	267,000	$2,087,831

		$2,087,831

Real Estate Management & Development — 6.7%
Cheung Kong (Holdings), Ltd.	314,000	$4,905,689
Sun Hung Kai Properties, Ltd.	360,331	5,615,583
Swire Pacific, Ltd., Class A	311,000	4,808,465

		$15,329,737

Semiconductors & Semiconductor Equipment — 1.4%
ASM Pacific Technology, Ltd.	228,100	$3,082,251

		$3,082,251

Total Hong Kong (identified cost $43,970,385)		$46,832,694

Singapore — 1.1%

Real Estate Management & Development — 1.1%
Hongkong Land Holdings, Ltd.	344,000	$2,549,055

		$2,549,055

Total Singapore (identified cost $2,492,651)		$2,549,055

Taiwan — 21.9%

Capital Markets — 1.2%
Yuanta Financial Holding Co., Ltd.	3,824,000	$2,642,982

		$2,642,982

Chemicals — 3.3%
Formosa Chemicals & Fibre Corp.	915,000	$3,501,046
Formosa Plastics Corp.	1,022,000	3,928,615

		$7,429,661

Commercial Banks — 2.0%
Chinatrust Financial Holding Co., Ltd.	5,115,000	$4,566,949

		$4,566,949

Communications Equipment — 1.1%
HTC Corp.	56,000	$2,391,956

		$2,391,956

Security	Shares	Value
Diversified Telecommunication Services — 1.5%
Chunghwa Telecom Co., Ltd.	1,067,523	$3,490,350

		$3,490,350

Electronic Equipment, Instruments & Components — 3.9%
Hon Hai Precision Industry Co., Ltd.	1,268,800	$4,467,040
Synnex Technology International Corp.	1,420,357	3,341,488
TPK Holding Co., Ltd.(1)	34,000	1,112,756

		$8,921,284

Marine — 1.1%
First Steamship Co., Ltd.	1,095,000	$2,450,709

		$2,450,709

Multiline Retail — 1.9%
Far Eastern Department Stores, Ltd.	2,283,000	$4,354,718

		$4,354,718

Semiconductors & Semiconductor Equipment — 5.9%
Advanced Semiconductor Engineering, Inc.	1,137,000	$1,403,496
Powertech Technology, Inc.	626,000	2,342,493
Taiwan Semiconductor Manufacturing Co., Ltd.	3,629,839	9,715,565

		$13,461,554

Total Taiwan (identified cost $44,384,412)		$49,710,163

Total Common Stocks (identified cost $191,734,417)		$222,943,769

Short-Term Investments — 1.4%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 6/1/11	$3,075	$3,074,789

Total Short-Term Investments (identified cost $3,074,789)		$3,074,789

Total Investments — 99.5% (identified cost $194,809,206)		$226,018,558

Other Assets, Less Liabilities — 0.5%		$1,145,861

Net Assets — 100.0%		$227,164,419

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at May 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$195,227,460

Gross unrealized appreciation	$39,500,503
Gross unrealized depreciation	(8,709,405)

Net unrealized appreciation	$30,791,098

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$12,525,160	$15,431,041		$—	$27,956,201
Consumer Staples	—	6,375,755		—	6,375,755
Energy	—	20,573,497		—	20,573,497
Financials	—	71,505,060		—	71,505,060
Health Care	2,214,009	—		—	2,214,009
Industrials	—	14,618,322		—	14,618,322
Information Technology	3,243,469	44,224,337		—	47,467,806
Materials	2,216,513	14,976,909		—	17,193,422
Telecommunication Services	—	12,553,506		—	12,553,506
Utilities	—	2,486,191		—	2,486,191

Total Common Stocks	$20,199,151	$202,744,618	*	$—	$222,943,769

Short-Term Investments	$—	$3,074,789		$—	$3,074,789

Total Investments	$20,199,151	$205,819,407		$—	$226,018,558

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs. At May 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Greater China Growth Portfolio

By:	/s/ Hon. Robert Lloyd George Hon. Robert Lloyd George
President

Date:	July 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George Hon. Robert Lloyd George
President

Date:	July 25, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	July 25, 2011